6. COMMON STOCK AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock And Warrants
6. COMMON STOCK AND WARRANTS

Grants of stock – In January 2013, the Company granted 63,333 shares of restricted stock to members of the Company’s Board of Directors, with the exception of its Chief Executive Officer, that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.25 per share. In January 2013, the Company granted an additional 94,167 shares of restricted stock to the Company’s non-executive employees that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.25 per share. In March 2013, the Company granted an additional 113,333 shares of restricted common stock to its executive employees that vest in equal installments on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.

Warrant issuances – In connection with the January 2013 Financing Transaction, the Company issued warrants to purchase an aggregate of 1,708,687 shares of the Company’s common stock. The warrants have an exercise price of $7.80 per share and expire in January 2018.

In connection with the Company’s issuance of its Series A Notes, the Company issued warrants to purchase up to 788,400 shares of common stock at an exercise price of $7.80 per share that expire in March 2015.

The Company has determined that the warrants issued in the above transactions did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period.

Warrant exercises – During February 2013, certain holders exercised warrants and received 267,733 shares of the Company’s common stock upon payment of an aggregate of $2,064,000 in cash. The Company paid $785,800 in cash to the warrant holders as an inducement for such exercises and recorded an expense of approximately $785,800. In March 2013, a holder exercised warrants on a cashless basis and received 11,356 shares of the Company’s common stock.

September 2012 Public Offering – On September 26, 2012, the Company raised $10,091,000, net of $909,000 of underwriting fees and issuance costs, through a public offering of units consisting of an aggregate of 1,833,333 shares of common stock and warrants immediately exercisable to purchase an aggregate of 1,833,333 shares of common stock at an exercise price of $8.85 per share and which expire in 2015. The Company accounted for the net proceeds of the offering by first allocating the $1,658,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity.

July 2012 Public Offering – On July 3, 2012, the Company raised $10,903,000, net of $1,137,000 of underwriting fees and issuance costs, through a public offering of units consisting of an aggregate of 1,866,667 shares of common stock, warrants immediately exercisable to purchase an aggregate of 1,866,667 shares of common stock at an exercise price of $9.45 per share and which expire in 2017 (“Series I Warrants”) and warrants immediately exercisable to purchase an aggregate of 933,333 shares of common stock at an exercise price of $7.95 per share and which expire in 2014 (“Series II Warrants”) . The Series I Warrants and the Series II Warrants are subject to “weighted-average” anti-dilution adjustments if the Company issues or is deemed to have issued securities at a price lower than their then applicable exercise prices. Due to subsequent transactions, the exercise price of the Series I Warrants was reduced to $7.50 and the exercise price of the Series II Warrants was reduced to $6.45. The Company accounted for the net proceeds of the offering by first allocating the $3,380,000 fair value of the warrants to liabilities and then allocating the remaining amount to equity. In 2012, certain holders exercised their warrants with respect to 3,333 shares of common stock for $22,000 in cash.

December 2011 Private Placement – On December 13, 2011, the Company raised $7,364,000, net of $642,000 of placement agent fees and issuance costs, through the issuance of an aggregate of 508,333 shares of common stock and warrants immediately exercisable to purchase an aggregate of 330,417 shares of common stock at an exercise price of $22.50 per share and which expire in 2016 (“2011 Warrants”). The 2011 Warrants are subject to “weighted-average” anti-dilution adjustments if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price. Due to subsequent transactions, the exercise price of the 2011 Warrants was reduced to $12.60.

Convertible Note Warrants – On October 6, 2010, as part of the issuance of the Initial Notes, the Company issued warrants that were immediately exercisable and entitled the holders to purchase up to an aggregate of 196,079 shares of the Company’s common stock at an exercise price of $89.25 per share and which expire in 2017 (“2010 Warrants”). The 2010 Warrants are subject to “full-ratchet” anti-dilution adjustments such that if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price, the exercise price of the 2010 Warrants will immediately decline to equal the price at which the Company issued or is deemed to have issued its common stock. Due to subsequent transactions, the exercise price of the 2010 Warrants was reduced to $0.12. During 2012 and 2011, certain holders exercised their 2010 Warrants with respect to 16,800 and 162,467 shares of common stock on a cashless exercise basis, resulting in 11,467 and 101,467 net shares of common stock issued by the Company, respectively.

Warrant Terms – The exercise prices of the warrants described above are subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the warrants will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after the adjustment. The warrants generally require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise. The warrants may not be exercised if, after giving effect to the exercise, the investor together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the warrants may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company. If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock generally, each holder of certain warrants has the right to acquire the same securities as if the holder had exercised its warrants. The warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all of the Company’s obligations under the warrants under a written agreement before the transaction is completed. When there is a transaction involving a permitted change of control, a holder of a warrant a will have the right to force the Company to repurchase the holder’s warrant for a purchase price in cash equal to the Black Scholes value (as calculated under the individual warrant agreements) of the then unexercised portion of the warrant.

Accounting for Warrants – The Company has determined that the warrants issued in the above transactions did not meet the conditions for classification in stockholders’ equity and as such, the Company has recorded them as a liability at fair value. The Company will revalue them at each reporting period. Further, as noted above, certain of the exercise prices declined as a result of anti-dilution adjustments due to subsequent transactions. Accordingly, the Company recorded fair value adjustments quarterly, with total fair value adjustments of $1,954,000 and $4,451,000 for the years ended December 31, 2012 and 2011, respectively, which is largely attributed to adjustment, if any, to their initial exercise prices, warrant term shortening and reductions in the market value of the Company’s common stock. See Note 12 for the Company’s fair value assumptions.

Registration Rights Agreement – In connection with the December 2011 private placement, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission by December 23, 2011 for the resale by the purchasers of the 508,333 shares of common stock and the 330,417 shares of common stock issuable upon exercise of the 2011 Warrants. Subject to customary grace periods, the Company is required to keep the registration statement (and the accompanying prospectus) available for use for resale by the investors on a delayed or continuous basis at then-prevailing market prices at all times until the earlier of (i) the date as of which all of the investors may sell all of the shares of common stock required to be covered by the registration statement without restriction under Rule 144 under the Securities Act of 1933, as amended (including volume restrictions) and without the need for current public information required by Rule 144(c)(1), if applicable) or (ii) the date on which the investors have sold all of the shares of common stock covered by the registration statement. The Company must pay registration delay payments of up to 2% of each investor’s initial investment per month if the registration statement ceases to be effective prior to the expiration of deadlines provided for in the registration rights agreement. The initial registration statement became effective by the stated deadline and the Company did not record any liability associated with any registration delay payments under the registration rights agreement.

Other Warrant Issuances – In March 2008, the Company issued warrants to purchase an aggregate of 29,304 shares of common stock at an exercise price of $735.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 4,213 shares of common stock at an exercise price of $735.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 28,572 shares of common stock at an exercise price of $745.50 per share, which expire in 2013. All of these warrants are currently exercisable by the holders.

Warrant Summary – The following table summarizes warrant activity for the years ended December 31, 2012 and 2011 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2010	258	$1.80 – $745.50	$183.00
Warrants issued	330	$22.50	$22.50
Warrants exercised	(162)	$6.75	$6.75
Balance at December 31, 2011	426	$1.80 – $745.50	$117.60
Warrants issued	4,633	$6.45 – $8.85	$2.85
Warrants exercised	(20)	$1.80 – $7.95	$7.80
Balance at December 31, 2012	5,039	$1.80 – $745.50	$17.10